Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Liabilities
Schedule of other current liabilities

The following is a summary of other current liabilities as of December 31, 2023 and 2024 (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Payable of deposits	19,889	18,621
Accrued VAT tax payable	55,592	43,544
Payable to the users	9,989	22,665
Payable of employee benefits	8,617	8,326
Consideration and contingent consideration payables for acquisitions	29,991	—
Reimbursement from the depositary bank	43,513	28,754
Others	4,152	10,045
Total	171,743	131,955